Other Intangible Assets Major Classes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014
Intangible Assets by Major Class [Line Items]
Total Other Intangible Assets gross carrying amount	$ 866,632	$ 710,380
Amortized intangible assets, gross carrying amount	635,362	518,863
Amortized intangible assets, accumulated amortization	262,502	250,844
Amortized intangible assets, net other intangible assets	372,860	268,019
Total Other Intangible Assets, net	604,130	459,536
Tradenames and Trademarks
Intangible Assets by Major Class [Line Items]
Indefinite-lived intangible assets, net other intangible assets	231,270	191,517
Formulae
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	229,721	226,200
Amortized intangible assets, accumulated amortization	131,031	124,413
Amortized intangible assets, net other intangible assets	$ 98,690	$ 101,787
Formulae | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	3 years	3 years
Formulae | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Customer-Related Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 324,867	$ 201,968
Amortized intangible assets, accumulated amortization	91,104	80,667
Amortized intangible assets, net other intangible assets	$ 233,763	$ 121,301
Customer-Related Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	3 years	3 years
Customer-Related Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Tradenames and Trademarks
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 33,985	$ 33,219
Amortized intangible assets, accumulated amortization	14,550	15,435
Amortized intangible assets, net other intangible assets	$ 19,435	$ 17,784
Tradenames and Trademarks | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	3 years	3 years
Tradenames and Trademarks | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	40 years	40 years
Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 46,789	$ 57,476
Amortized intangible assets, accumulated amortization	25,817	30,329
Amortized intangible assets, net other intangible assets	$ 20,972	$ 27,147
Other Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	2 years	2 years
Other Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	40 years	40 years